Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2023
Prepayments and other assets, net
Schedule of movement of allowance for doubtful accounts

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	710,168	557,073
(Reversal) Provision for the period	(82,825)	36,439
Written-off	(70,270)	(200)
Balance at the end of the period	557,073	593,312

Accounts receivable
Prepayments and other assets, net
Schedule of accounts receivable, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Accounts receivable from real estate developers	1,023,787	969,550
Accounts receivable from individual customers	4,283	4,298
	1,028,070	973,848
Less: allowance for doubtful accounts	(557,073)	(593,312)
Accounts receivable, net	470,997	380,536